Going Concern (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Aug. 14, 2026 USD ($)	Jul. 27, 2026 USD ($)	Jul. 15, 2026 USD ($)	Jul. 15, 2026 EUR (€)	Jul. 13, 2026 USD ($)	Jun. 30, 2026 EUR (€)
Going Concern [Abstract]
Working capital surplus	$ 1,603
Net loss	(1,092)	$ 3,976
Cash flow from operations	4,089	$ 6,614
Contractual Commitments to Shipyard for Newbuilding Yacht [Member]
Going Concern [Abstract]
Contractual commitments	$ 35,315							€ 31,000
Contractual Commitments to Shipyard for Newbuilding Yacht [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Consideration settled					$ 5,126	€ 4,500
Second MR SPV [Member] | Related Party [Member] | Former Parent [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Contractual commitments							$ 6,250
Consideration settled			$ 6,250
Third MR SVP [Member] | Related Party [Member] | Former Parent [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Contractual commitments				$ 6,500
Consideration settled			$ 300